Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Accrued and Other Liabilities

Accrued and other liabilities consist of the following:

As of December 31 (in thousands)	2013 EUR	2012 EUR

Deferred revenue	939,358	739,136
Costs to be paid	440,010	278,066
Down payments from customers	821,959	1,033,768
Personnel related items	247,246	200,670
Derivative financial instruments	11,652	10,893
Standard warranty reserve	27,475	21,626
Other	12,324	1,352

Accrued and other liabilities	2,500,024	2,285,511
Less: non-current portion of accrued and other liabilities[1]	283,142	405,141

Current portion of accrued and other liabilities	2,216,882	1,880,370

1	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems and deferrals with respect to services.

Changes in Standard Warranty Reserve

Changes in standard warranty reserve for the years 2013 and 2012 are as follows:

(in thousands)	2013 EUR	2012 EUR

Balance, January 1	21,626	43,273
Acquisitions through business combinations	2,978	-
Additions for the year	37,124	35,735
Utilization of the reserve	(19,924)	(33,746)
Release of the reserve	(13,076)	(22,733)
Effect of exchange rates	(1,253)	(903)

Standard warranty reserve	27,475	21,626